Income Tax - Information About Unused Loss Carryforwards (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	$ 2,730	$ 92	$ 2,322
Unused tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	387
Unused tax losses [Member] | 2018 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	126
Unused tax losses [Member] | 2019 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	138
Unused tax losses [Member] | 2020 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	45
Unused tax losses [Member] | 2021 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	20
Unused tax losses [Member] | 2022 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	12
Unused tax losses [Member] | 2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	1
Unused tax losses [Member] | 2024 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	4
Unused tax losses [Member] | 2025 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	28
Unused tax losses [Member] | 2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	10
Unused tax losses [Member] | 2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	$ 3